Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Warrant Liabilities - Private Placement [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in the Fair Value of Warrant Liabilities [Line Items]
Fair value at beginning	$ 1,000,000	$ 700,000	$ 250,000	$ 50,000	$ 50,000	$ 2,497,500
Change in valuation inputs or other assumptions	(250,000)	300,000	(100,000)	200,000	650,000	(2,447,500)
Fair value at ending	$ 750,000	$ 1,000,000	$ 150,000	$ 250,000	$ 700,000	$ 50,000